Long-term Investments, Net	12 Months Ended
Dec. 31, 2021
Long-term Investments [Abstract]
Long-term Investments, Net
9.	Long-term Investments, Net
The Group’s long-term investments primarily consist of equity investments accounted for using the measurement alternative, equity investments accounted for using the equity method and other investments accounted for at fair value.

	December 31, 2020	December 31, 2021

	RMB in thousands

Equity investments accounted for using the measurement alternative	1,791,393	3,344,465
Equity investments accounted for using the equity method	188,199	1,235,289
Investments accounted for at fair value	253,346	922,770

Total	2,232,938	5,502,524

Equity investments using the measurement alternative
The Group did not disclose the fair value of alternative measure method investments if it is not practicable to estimate the fair value of its alternative measure method investments for which a quoted market price is not available due to both excessive cost as well as lack of available information on fair value of such investments. Specifically, many of the investees are start-up
companies in China and operate in emerging industries for which the Group has not been able to estimate their fair values. For those equity investments having observable price changes in orderly transactions for the identical or similar investments of the same issuers, the Group would disclose the fair value of the alternative measure method investments.
Nil, nil and RMB31.5 million re-measurement loss of equity investments accounted for using the measurement alternative was recognized for the years ended December 31, 2019, 2020 and 2021, respectively.

The Group recorded impairment charges for long-term investments of RMB5.9 million, RMB8.0 million and RMB91.5 million as “Investment income
/(loss),
net
 (including impairments)”
for the years ended December 31, 2019, 2020 and 2021, respectively, as the Group determined the fair value of these investments was less than their carrying value.
Equity investments accounted for using the equity method
RMB24.2
 million,
RMB50.5 million and RMB37.2 million of the Group’s proportionate share of equity investee’s net loss, was recognized in “Investment income
/(loss), net (including impairments)”
for the years ended December 31, 2019, 2020 and 2021, respectively.
Investments accounted for at fair value
Investments accounted for at fair value primarily include financial products with variable interest rates referenced to performance of underlying assets and with original maturities great than one year and investments in publicly traded companies with an intention of holding greater than one year. A gain of RMB13.2 million, RMB24.9 million and a loss of RMB156.0 million resulted from the change in fair value was recognized in “Investment income
/(loss), net (including impairments)”
for the years ended December 31, 2019, 2020 and 2021, respectively.